Investment Securities, Held-to-maturity Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 18,618	$ 22,501
Gross Unrecognized Gains	1,062	577
Gross Unrecognized Losses	0	154
Fair Value	19,680	22,924
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	18,618	22,501
Gross Unrecognized Gains	1,062	577
Gross Unrecognized Losses	0	154
Fair Value	$ 19,680	$ 22,924